LOANS AND ADVANCES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)
Total	$ 18,825,366	$ 2,428,014	$ 4,188,689
Margin Loans
Total	18,424,972		4,141,962
IPO loans
Total	$ 400,394
Other advances
Total			$ 46,727